Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of trade and other payables

	2023	2022
Current
Suppliers	13,704,819	15,034,677
Dividends payable (1)	668,383	392,346
Withholding tax	2,099,847	1,896,128
Partners’ advances	1,270,721	1,164,197
Insurance and reinsurance	274,739	330,363
Deposits received from third parties	180,065	162,338
Related parties (Note 30)	64,766	67,879
Agreements in transport contracts	38,920	115,526
Various creditors	589,174	774,250
	18,891,434	19,937,704

Non - current
Suppliers	8	28,425
Deposits received from third parties	3,673	331
Various creditors	23,599	28,300
	27,280	57,056
(1)

Corresponds to dividends payable from Interconexión Eléctrica S.A. for $636,081 (2022: $366,999), Oleoducto de Colombia S.A. $26,608, Inversiones de Gases de Colombia S.A. for $1,747 (2022: $21,680), and Ecopetrol S.A. for $3,947 (2022: $3,667). See Note 23.4.